UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06418

LORD ABBETT MUNICIPAL INCOME TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	6/30/2008

Item 1:                                  Schedule of Investments.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 98.92%

Airlines 0.25%
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.50%	3/1/2018	AA	$500	$521,270

Airport Passenger Facility Charge 1.71%
Oklahoma City OK Arpt Tr Ref Jr Lien 29th Ser B (AMBAC)	5.00%	7/1/2017	AA	350	370,258
RI St Econ Dev Ser C (AG)	5.00%	7/1/2014	AAA	1,985	2,092,031
Tulsa Muni Arpt Tr OK Ref American Ser B	5.65%#	12/1/2035	B	1,160	1,145,233
Total					3,607,522

Airport Special Facility 0.11%
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	250	232,275

Charter Schools 0.23%
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.25%	7/1/2018	NR	250	234,448
Philadelphia PA Auth Indl Dev Rev First Philadelphia Charter Ser A	5.30%	8/15/2017	BBB-	250	242,950
Total					477,398

Correctional Facilities 0.34%
Baker FL Correctional Dev 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	200	195,742
CA St Pub Wks Bd Dept Hlth Dept Corrections & Rehab F (FGIC)	5.25%	11/1/2017	A	250	269,670
Willacy Cnty TX Loc Govt Corp Rev Pj A-2	6.00%	9/1/2010	NR	250	251,330
Total					716,742

Education 1.65%
Albany NY Indl Dev Agy Civic Fac Rev St. Peters Hosp Pj Ser A	5.00%	11/15/2015	BBB+	250	252,593
Allegheny Cnty PA Higher Ed Duquesne Univ Ser A (FGIC)	5.00%	3/1/2013	A-	150	156,378
Atlanta GA Dev Auth Edl Facs Science Park LLC Pj	5.00%	7/1/2021	A1	610	615,276
Carrollton TX Fmrs Bd Indpt Sch Ref Sch Bldg (PSFG)	4.50%	2/15/2019	AAA	500	509,645
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser I (MBIA)	5.00%	7/1/2019	AA	500	521,330
Delaware Cnty PA Auth Univ Rev Villanova Univ (FGIC)	5.00%	8/1/2010	A2	200	208,240
IL Edl Facs Auth Revs Northwestern Univ	5.50%	12/1/2013	AAA	300	324,177
PA St Higher Edl Facs Auth Temple Univ (MBIA)	5.00%	4/1/2010	AA	250	258,122
Pierce Cnty WA Sch Dist No 416 White River (FSA)	5.00%	12/1/2015	Aaa	250	269,880
Univ AR Univ Revs Facs Fayetteville Campus (AMBAC)	5.00%	11/1/2014	Aa3	350	374,220
Total					3,489,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Gaming 0.19%
Seminole Tribe FL Spl Oblig Rev Ser A†	5.75%	10/1/2022	BBB	$150	$151,484
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.25%	12/1/2016	BB	250	243,722
Total					395,206

General Obligation 17.58%
AL St Pub Sch & College Cap Impt	5.00%	12/1/2022	AA	500	520,940
Annapolis MD Pub Impt	5.00%	8/1/2018	AA	500	538,915
Arlington TX (FSA)	5.00%	8/15/2011	AAA	325	342,605
CA St (FSA)	5.00%	8/1/2016	AAA	2,000	2,150,220
Comwlth of Puerto Rico (FGIC)	5.50%	7/1/2012	BBB-	1,500	1,549,305
FL St Bd Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016	AAA	1,000	1,053,850
Foothill De Anza CA Cmnty College Dist Ser A (AMBAC)	5.00%	8/1/2017	Aa1	500	528,925
Gloucester Cnty Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,079,240
Hancock Cnty MS Sch Dist (AMBAC)	5.00%	4/15/2010	Aa3	160	165,792
Hemet CA Univ Sch Dist 2002 Election Ser C (MBIA)	5.00%	8/1/2011	AA	200	210,468
Iron Cnty Sch Dist UT Sch Bldg UT Sch Bd Pg GTD	5.00%	1/15/2021	Aaa	1,210	1,267,160
Jersey City NJ Pub Impt Ser A (MBIA)	5.25%	9/1/2015	AA	250	269,163
KY St Property & Bldgs Commn KY Pj No 89 (FSA)	5.00%	11/1/2014	AAA	2,000	2,154,740
Los Angeles CA Unif Sch Dist Ser A (MBIA)	5.00%	7/1/2018	AA	500	529,360
Luzerne Cnty PA Ser B (FSA)	4.50%	12/15/2014	AAA	1,045	1,085,870
Luzerne Cnty PA Ser B (FSA)	4.50%	12/15/2015	AAA	1,090	1,131,191
Maricopa Cnty AZ Sch Dist No 006 Washington Elem Sch Impt Pj of 2001 Ser B (FSA)	5.00%	7/1/2017	AAA	400	432,796
Middlesex Cnty Impt Auth Ref Cnty Open Space Tr Fd GTD	5.00%	9/15/2014	AAA	1,005	1,084,827
NC Infrastr Fin Corp Cap Impt Ser A (FSA)	5.00%	5/1/2017	AAA	2,000	2,161,320
New York City NY Ser G	5.00%	8/1/2015	AA	1,000	1,068,070
New York City NY Ser I	5.00%	8/1/2015	AA	2,500	2,648,850
NY St Dorm Auth Revs Non St Supp Debt Sch Dist Fing Pg Ser C (FSA)	5.00%	10/1/2020	AAA	475	504,958
Ny St Urban Dev Corp~(b)	5.00%	12/15/2026	AAA	1,920	1,995,835
Ny St Urban Dev Corp~(b)	5.00%	12/15/2027	AAA	770	800,413
NY St Urban Dev Corp~(b)	5.00%	12/15/2025	AAA	1,320	1,372,136
Philadelphia PA (CIFG)	4.50%	8/1/2012	A-	250	256,548
Philadelphia PA Ser A (FSA)	5.00%	12/15/2015	AAA	1,315	1,406,840
Phoenix AZ Ser B	5.00%	7/1/2019	AAA	500	535,120
River Rouge MI Sch Dist (FGIC)	5.00%	5/1/2011	AA-	300	314,226
Three Rivers MI Cmnty Schs (FSA)	5.00%	5/1/2017	AAA	500	540,330
Washoe Cnty NV Sch Dist Ser B (MBIA)	5.00%	6/1/2014	AA	300	321,021
WI St Ser 1 (AMBAC)	5.00%	5/1/2015	AA	4,000	4,303,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
WI St Ser 1 (MBIA)	5.50%	5/1/2014	AA	$1,000	$1,097,930
Williamson Cnty TX (MBIA)	5.25%	2/15/2018	AA	500	540,230
Yavapai Cnty Unif Sch Dist No 22 Humboldt AZ Sch Impt Pj of 2006 Ser B (AG)	5.00%	7/1/2018	Aaa	1,070	1,146,505
Total					37,109,219

Healthcare 18.11%
Allegheny Cnty PA Hosp Dev Auth Rev Hlth Sys West PA Ser A	5.00%	11/15/2017	BB	250	230,915
Allegheny Cnty PA Hosp Dev Auth Rev Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	AA-	750	787,635
Allegheny Cnty PA Hosp Dev Auth Rev Univ Pittsburgh Med Ctr Ser B	5.00%	6/15/2013	AA-	1,000	1,044,480
Alton IL St. Anthonys Hlth Ctr	6.00%	9/1/2010	BB+	1,375	1,372,140
CA Hlth Facs Fing Auth CA Catholic Hlthcare West Ser K	5.125%	7/1/2022	A	2,000	1,999,280
CA Statewide Cmntys Dev Auth Rev CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1	250	248,877
CA Statewide Cmntys Dev Valleycare Hlth Sys Ser A	4.80%	7/15/2017	NR	250	233,778
Coffee Cnty Hosp Auth Ref Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2019	BBB	550	497,805
CT St Hlth & Edl Fac Auth Quinnipiac Univ Hlth & Ed K1 (MBIA)	5.00%	7/1/2014	AA	1,500	1,593,210
Doylestown PA Hosp Auth Hosp Rev Ser A (AG)	5.00%	7/1/2022	Aaa	1,000	1,020,500
Harris Cnty Hlth Facs Dev Corp Mem Hermann Hlthcare Sys A	5.25%	12/1/2014	A	1,415	1,504,230
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	Aaa	250	270,297
IL Fin Auth Edward Hosp A Rmkt (AMBAC)	6.00%	2/1/2028	AA	750	800,025
IL Fin Auth Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AAA	1,000	966,900
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	5.00%	12/1/2008	NR	150	149,987
IL Hlth Facs Auth Rev Loyola Univ Hlth Sys Ser A	5.75%	7/1/2011	Baa2	160	162,074
IN Hlth & Edl Facs Fing Auth Ref St. Francis E Rmkt (FSA)	5.25%	11/1/2022	Aaa	1,000	1,034,860
IN Hlth Fac Fing Auth IN Ascension Hlth A3 Rmkt	5.00%#	7/1/2011	Aa2	1,000	1,033,370
Iron River Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR	1,000	994,050
Kalamazoo Hosp Fin Auth MI Ref Bronson Hosp A Rmkt (FSA)	5.25%	5/15/2014	AAA	2,000	2,111,280
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.375%	4/15/2022	Ba2	250	261,042
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	5.75%	1/1/2033	BBB-	250	239,865
NJ Hlthcare Facs Fin Auth Rev Hackensack Univ Med Ctr	5.125%	1/1/2021	A3	750	750,277
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A+	1,500	1,541,940
Northampton Cnty Gen Purp Auth St. Lukes Hosp Pj Ser A	5.00%	8/15/2019	BBB+	2,000	1,974,740
NY St Dorm Auth Good Samaritan Hosp Med Ctr A (MBIA)	5.75%	7/1/2014	AA	1,500	1,533,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
NY St Dorm Auth Lenox Revs Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba2	$1,000	$989,120
NY St Dorm Auth Mem Sloan Kettering Sub Ser A2	5.00%	7/1/2014	AA	2,000	2,154,220
NY St Dorm Auth Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	1,042,950
SC Jobs Econ Dev Auth Hosp Facs Rev Tuomey (CIFG)	5.00%	11/1/2011	A-	250	255,825
Univ of AL Ser A(c)	5.00%	9/1/2016	A+	2,320	2,343,084
Univ of AL Ser A(c)	5.25%	9/1/2017	A+	1,180	1,207,482
WI Hlth & Edl Facs Auth Ministry Hlth Rmkt (FSA)	5.00%	8/1/2016	AAA	2,230	2,352,628
WI Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	A-	2,000	1,923,660
WV St Hosp Fin Auth WV Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,591,600
Total					38,217,981

Housing 0.14%
LA St Citizens Ppty Corp Assmt Rev Ser B (AMBAC)	5.00%	6/1/2016	AA	300	303,504

Industrial 4.48%
Brazos River Auth Ref TXU Elec Co Pj Ser C AMT	5.75%#	11/1/2011	CCC	2,045	1,925,061
Cnty of Nez Perce ID Ref Potlatch Corp Pj	6.00%	10/1/2024	BB	1,000	984,610
Desoto Parish LA Intl Paper Co Pj Ser A AMT	5.00%	11/1/2018	BBB	2,000	1,790,960
Long Beach CA Bd Fin Auth Natural Gas Rev Ser A	5.25%	11/15/2020	A1	500	486,235
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A(c)	5.25%	12/1/2013	NR	750	745,785
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A(c)	5.375%	12/1/2014	NR	1,000	994,870
MI St Strategic Fd Pollutn Ctrl Rev General Motors Corp	6.20%#	9/1/2020	B	400	332,364
OH St Wtr Dev Auth Solid Wst Rev Allied Wst N.A. Pj Ser A AMT	5.15%	7/15/2015	B+	250	235,892
Yavapai Cnty Indl Dev Auth AZ Wst Mgmt Inc Pj	4.00%#	6/1/2027	BBB	2,000	1,961,420
Total					9,457,197

Lease 2.71%
CA St Pub Wks Brd Svcs Richmond Lab B (XLCA)	5.00%	11/1/2017	A	315	327,912
IN St Fin Auth Ser A1	5.00%	11/1/2015	AA	1,000	1,057,710
NJ Econ Dev Auth Ref Sch Facs Constr Ser W	5.00%	3/1/2013	AA-	1,500	1,578,765
NY New York City Indl Dev Agy Civic Fac Rev USTA Natl Tennis (FSA)	5.00%	11/15/2018	AAA	400	428,052
PA Indl Dev Auth PA Econ Dev	5.00%	7/1/2013	A-	2,000	2,079,620
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	250	247,130
Total					5,719,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Miscellaneous 0.74%
CA St Econ Recovery Ser A (FGIC)	5.25%	7/1/2014	AA+	$200	$217,538
Citizens Ppty Ins Corp FL Sr 2nd High Risk Acct A (MBIA)	5.00%	3/1/2012	AA	350	362,393
FL St Dept Envr Protn Preservation Rev FL Forever Ser B (MBIA)	5.00%	7/1/2012	AA	300	314,358
MI St Envr (MBIA)	5.50%	12/1/2013	AA	100	109,263
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (FGIC)	3.37%#	10/1/2008	A+	200	194,202
OR St Dept Admin Svcs (FSA)	5.00%	9/1/2012	AAA	100	106,515
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.00%	12/1/2012	NR	250	246,688
Total					1,550,957

Nursing Home 0.24%
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	5.50%	11/15/2013	NR	250	249,180
Tarrant Cnty TX Cultural Ed Facs Bruckner Ret Svcs Inc Pj	5.00%	11/15/2011	A-	250	255,497
Total					504,677

Power 18.09%
Burke Cnty GA Dev Auth Pollutn Ctrl Rev GA Pwr Co Vogtle 5th Ser	4.375%#	10/1/2032	A	500	504,360
Energy Northwest Ref Pj 3 Ser D	5.00%	7/1/2016	Aaa	2,500	2,676,675
Energy Northwest WA Elec Rev Columbia Generating Ser C	5.00%	7/1/2024	Aaa	1,000	1,030,140
Indianapolis IN Ser C (AG)	5.00%	6/1/2017	AAA	3,140	3,351,479
Intermountain Pwr Agy UT Ser A	5.25%	7/1/2020	A1	1,000	1,033,660
Lower CO River Auth	5.50%	5/15/2015	A1	1,200	1,299,600
Lower CO River Auth	5.50%	5/15/2014	A1	1,000	1,078,240
Main Street Natural Gas Inc Ser A	5.50%	7/15/2017	A1	1,500	1,468,665
MN St Muni Pwr Agy Elec Rev	5.25%	10/1/2022	A3	250	260,195
Monroe Cnty Dev Auth GA Oglethorpe Pwr Scherer B (AMBAC)	4.625%#	1/1/2036	AA	1,500	1,511,280
NC Eastern Muni Pwr Agy NC Ref Ser A (AG)	5.00%	1/1/2013	AAA	1,500	1,572,465
NC Muni Pwr Agy No 1 Catawba NC Catawba Elec Ser A	5.25%	1/1/2015	A2	3,000	3,165,210
NE Pub Pwr Dist Gen Ser B (FSA)	5.00%	1/1/2018	AAA	3,000	3,206,040
Piedmont Muni Pwr Agy SC A3	5.25%	1/1/2019	Baa1	2,000	2,058,760
Pinal Cnty Electric Dist No 4	6.00%	12/1/2023	BBB-	525	539,280
Puerto Rico Electric Pwr Auth Ser WW	5.25%	7/1/2014	A3	1,500	1,577,025
Sabine River Auth TX Ref Southwestern Elec Co (MBIA)	4.95%	3/1/2018	AA	500	504,555
Sacramento Muni Util Dist~(b)	5.00%	8/15/2024	AAA	620	648,737
Sacramento Muni Util Dist~(b)	5.00%	8/15/2025	AAA	620	648,737
Sacramento Muni Util Dist (FSA)~(b)	5.00%	8/15/2023	AAA	780	816,153
San Antonio TX Sys(c)	5.00%	2/1/2018	Aa1	2,740	2,944,870
TN Enrg Acq Corp TN Ser A	5.25%	9/1/2021	AA-	2,000	1,940,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Power (continued)
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	$1,510	$1,359,015
WI Pub Pwr Inc Sys (FSA)	5.00%	7/1/2016	AAA	2,795	2,994,507
Total					38,190,348

Pre-Refunded 0.84%
Metropolitan Transn Auth NY Transn Facs Svc Contract Ser 8 (MBIA)	5.375%	7/1/2021	AA	520	567,310
Milledgeville & Baldwin Cnty Dev Auth GA College & St Univ Fndtn	5.50%	9/1/2024	AAA	1,000	1,109,200
Willacy Cnty TX Loc Govt Corp Rev Pj	6.00%	3/1/2009	AAA	100	102,263
Total					1,778,773

Resource Recovery 1.41%
HI St Ser DG (AMBAC)	5.00%	7/1/2015	AA	240	258,612
MS Business Fin Corp Ref Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	2,500	2,455,775
Philadelphia PA Sch Dist Ser B (AMBAC)	5.00%	4/1/2013	AA	260	271,232
Total					2,985,619

Sales Tax 4.18%
AL Pub Sch & College Auth AL Cap Impt	5.00%	12/1/2016	AA	3,500	3,781,540
Bay Area Infrastr Fing Auth CA St Acceleration Nts (FGIC)	5.00%	8/1/2017	A	500	516,905
Dallas Area Rapid Transit~(b)	5.00%	12/1/2022	AAA	635	657,730
Dallas Area Rapid Transit~(b)	5.00%	12/1/2023	AAA	390	403,960
Dallas Area Rapid Transit~(b)	5.00%	12/1/2024	AAA	515	533,434
Dallas Area Rapid Transit~(b)	5.00%	12/1/2028	AAA	460	476,466
MI St Trunk Line (FGIC)	5.00%	11/1/2012	AA+	350	371,186
Virgin Islands Pub Fin Auth Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2018	BBB+	1,000	999,920
Volusia Cnty FL Sub Lien Sales Tax (FSA)	5.00%	10/1/2015	Aaa	1,000	1,076,630
Total					8,817,771

Special Tax 2.02%
Goodyear AZ Pub Impt Corp Muni Facs Rev Ser A (MBIA)	5.00%	7/1/2022	AA	500	520,200
Kansas City MO Tax Inc Fing Comm Tax Inc Rev Kansas City MO Maincor Pj Ser A	5.25%	3/1/2018	NR	120	114,904
Legends Bay Cmnty Dev Dist FL Cap Impt Rev Ser B	5.50%	5/1/2014	NR	250	228,365
Miami-Dade Cnty FL GTD (FGIC)	5.00%	8/1/2014	A+	1,000	1,047,400
Orange Cnty FL (AMBAC)	5.00%	10/1/2013	AA	1,265	1,334,031
Sparks Loc Impt Dists Ltd Oblig Dist No 3(c)	6.50%	9/1/2020	NR	500	484,455
Tempe AZ Pier Town Lake Impt Dist Ser A	5.00%	1/1/2018	Aa3	500	530,250
Total					4,259,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Tobacco 2.79%
Buckeye OH Tob Sttlmnt Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BBB		$485	$438,634
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A1	5.00%	6/1/2014	BBB		2,500	2,454,200
Tob Sttlmnt Fing Auth Asset Bkd Ser A1	5.50%	6/1/2019	AA-		1,000	1,045,820
Tob Sttlmnt Rev Mgmt Auth SC	5.00%	6/1/2018	BBB		2,000	1,950,040
Total						5,888,694

Toll Roads 1.70%
Camino Real Regl Mobility Auth TX Pass-Thru Toll Transn Rev St Spur 601	5.25%	8/15/2018	A		500	519,485
E-470 Pub Hwy Auth CO Ser D2 (MBIA)	5.00%#	9/1/2039	A2		2,000	2,005,280
Maine Tpk Auth (FSA)	5.00%	7/1/2013	AAA		1,000	1,070,080
Total						3,594,845

Transportation 3.95%
Clark Cnty NV Arpt Rev Sub Lien Ser A (AMBAC)	5.00%	7/1/2016	AA		250	262,422
FL St Tpk Auth Tpk Rev Dept Transn Ser A	5.00%	7/1/2020	Aa2		500	528,190
Metropolitan Transn Auth NY Ser B	5.00%	11/15/2021	A		500	517,365
Metropolitan WA Arpts Ser A	5.50%	10/1/2014	AA-		3,000	3,131,640
MI St Grant Antic Bds (FSA)	5.25%	9/15/2018	AAA		500	544,470
NJ St Transn Tr Fd Grant Antic Bds Ser A (FGIC)	5.00%	6/15/2017	A1		300	314,625
North TX Twy Auth Rev Ref Sys First Tier Ser A(c)	5.00%	1/1/2012	A2		500	516,815
North TX Twy Auth Rev Ref Sys First Tier Ser G	5.00%#	1/1/2038	A2		2,500	2,525,075
Total						8,340,602

Universities 6.76%
Allegheny Cnty Higher Ed Bldg Auth PA Duquesne Univ	5.00%	3/1/2015	A2		1,100	1,151,260
Bulloch Cnty GA Dev Auth Student Hsg Rev Southn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2018	A2		500	552,375
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1		1,015	1,022,856
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-		1,000	1,053,850
IL Fin Auth DePaul Univ	5.00%	10/1/2013	A-		1,225	1,279,414
Miami-Dade Cnty Edl Facs Auth FL Univ of Miami Ser A	5.25%	4/1/2016	A2		1,000	1,053,860
MN Higher Ed Facs Auth MN St. Benedict College Ser V	5.00%	3/1/2018	Baa1		500	522,975
NC Cap Facs Fin Agy Edl Facs Rev Meredith College(c)	5.375%	6/1/2021	BBB		500	495,160
NY St Dorm Auth Montefiore Med Ctr (FGIC)	5.00%	2/1/2022	BBB	(a)	2,500	2,536,275
OH St Ref Case Western Reserve Ser C	5.00%	12/1/2015	AA-		3,065	3,255,766
PA St Higher Edl Facs Auth Rev Edinboro Univ	5.00%	7/1/2018	BBB-		250	247,098
PA St Higher Edl Facs Auth Rev Ser AG	5.25%	6/15/2018	Aa3		1,000	1,097,450
Total						14,268,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Water/Sewer 8.70%
CA St Dept of Wtr Res Ser K Pwr Sply	5.00%	5/1/2018	Aa3	$4,050	$4,325,278
Chicago IL Ref Second Lien (FSA)	5.00%	11/1/2013	AAA	1,000	1,066,770
Dallas TX Wtrwrks & Swr Sys Rev (AMBAC)	5.00%	10/1/2014	AAA	1,000	1,069,530
Dist of Columbia Wtr & Swr Auth Ref Sub Lien Ser A (AG)	5.00%	10/1/2018	AAA	1,000	1,078,080
Fulton Cnty GA (FGIC)	5.00%	1/1/2018	AA-	3,000	3,119,640
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (MBIA)	5.00%	7/1/2019	AA	500	532,260
Lansing MI Sew Disp Sys (FGIC)	5.00%	5/1/2014	AA-	150	159,564
Met Govt Nashville & Davidson Cnty TN Wtr & Swr Rev Ser A	5.25%	1/1/2019	AAA	500	548,640
Northwest Subn Muni Jt Action Wtr Agy IL Wtr Supply Sys Rev	5.00%	5/1/2018	AA-	500	535,235
Onslow NC Wtr & Swr Auth Combined Enterprise Sys Rev Ser A (MBIA)	5.00%	6/1/2019	AA	500	531,305
Pima Cnty AZ Swr Rev (FSA)	5.00%	7/1/2014	AAA	200	215,312
Portland OR Ref First Lien Ser A	5.00%	6/15/2018	AA-	3,000	3,233,970
Portland OR Ref First Lien Ser A (FSA)	5.00%	6/15/2014	AAA	1,000	1,076,030
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	6.00%	7/1/2038	BBB-	350	366,055
Yuma AZ Muni Ppty Corp Util Sys Rev Sr Lien (XLCA)	5.00%	7/1/2024	A	500	507,235
Total					18,364,904

Total Municipal Bonds (cost $211,110,918)					208,792,498

	Shares
	(000)
SHORT-TERM INVESTMENT 0.11%

Money Market Mutual Fund
Dreyfus Municipal Cash Management Plus (cost $233,914)	234	233,914
Total Investments in Securities 99.03% (cost $211,344,832)		209,026,412
Cash and Other Assets in Excess of Liabilities(d) 0.97%		2,039,769
Net Assets 100.00%		$211,066,181

Open Futures Contracts at June 30, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2008	85	Short	$(9,683,359)	$(47,601)
U.S. 30-Year Treasury Bond	September 2008	20	Short	2,311,875	(24,451)
Total					$(72,052)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GEORGIA TAX FREE TRUST  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 104.93%

Education 21.31%
Americus-Sumter GA Payroll Dev Auth Rev GSW Fndtn Student Hsg Pj (CIFG)	5.00%	6/1/2036	A2		$2,285	$2,214,713
Athens GA Hsg Auth Student Hsg Lease Rev Univ of GA East Campus (AMBAC)	5.00%	12/1/2027	Aa2		2,000	2,025,960
Athens-Clarke Cnty GA Univ Govt Dev Auth Edl Facs Rev UGA Cert Precint LLC	5.00%	6/15/2031	Aa2		2,500	2,525,325
Athens-Clarke Cnty GA Univ Govt UGA Rev CCRC Bldg LLC Pj (AMBAC)	5.00%	12/15/2032	AA		1,050	1,057,875
Atlanta GA Dev Auth Edl Facs Rev Science Park LLC Pj	4.75%	7/1/2027	A1		3,080	2,910,415
Atlanta GA Dev Auth Edl Facs Rev Science Park LLC Pj	5.25%	7/1/2027	A1		2,000	2,005,680
Bulloch Cnty GA Dev Auth GA South Univ Pj (AMBAC)	5.00%	8/1/2021	Aa3		400	409,604
Bullock Cnty GA Dev Auth Student Hsg Rev Southn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aaa		2,465	2,568,136
Dahlonega GA Downtown Dev Auth Pkg & Rec Ctr LLC A (CIFG)	5.00%	7/1/2032	A+		1,000	1,006,480
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc (AMBAC)	5.50%	10/1/2017	AA		1,000	1,052,330
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+		750	773,407
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac Ser A	5.00%	11/1/2031	AA+		1,400	1,413,496
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A (AMBAC)	5.50%	2/1/2022	AA		1,000	1,042,400
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(a)	1,800	1,535,598
Marietta GA Dev Auth Rev Ser Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2		1,000	994,180
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty (AMBAC)	5.00%	6/1/2023	AA		1,115	1,150,970
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2034	AA		1,000	1,003,850
Private Colleges & Univs Auth GA Rev Spelman College	5.25%	6/1/2021	Aa3		1,340	1,398,786
Richmond Cnty GA Dev Auth Student Hsg Facs Rev ASU Jaguar Student Hsg LLC (XLCA)	5.00%	7/1/2034	A2		1,000	968,890
Total						28,058,095

General Obligation 12.01%
Barnesville-Lamar Cnty GA Indl Dev Auth Student Hsg Facs Rev Gordon College Pptys A	5.00%	8/1/2030	A3		145	135,967
Gwinnett Cnty Sch Dist~(b)	5.00%	2/1/2028	AAA		10,000	10,345,800
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR		2,500	2,156,275
Paulding Cnty GA Sch Dist	4.75%	2/1/2027	AA+		1,000	1,004,160
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	BBB-		665	644,485
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-		1,155	1,159,585
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-		380	373,673
Total						15,819,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare 7.92%
Clarke Cnty GA Hosp Auth Rev Ctfs Athens Regl Med Ctr Pj (MBIA)	5.125%	1/1/2032	AA	$500	$504,285
Cobb Cnty GA Hosp Auth Rev Ref & Impt Rev Antic Ctfs (AMBAC)	5.25%	4/1/2024	AA	1,000	1,047,060
Coffee Cnty GA Hosp Auth Rev Ref Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB	1,010	845,794
Coffee Cnty GA Hosp Auth Rev Ref Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB	1,000	895,340
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR	1,500	1,253,670
Glynn-Brunswick Mem Hosp Auth GA Rev 2005 Antic Ctfs (MBIA)	6.00%	8/1/2016	AA	100	100,287
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.00%	10/1/2038	A2	1,500	1,369,395
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2	1,500	1,426,935
Med Ctr Hosp Auth GA Rev Spring Harbor Green Isl Pj	5.25%	7/1/2037	NR	1,300	1,049,074
Puerto Rico Indl Tourist Edl & Med Envr Ctrl Fac Hosp de la Concepcion	6.50%	11/15/2020	Aa1	410	434,153
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD (MBIA)	5.50%	3/1/2021	A2	500	525,255
Wayne Cnty GA Hosp Auth Rev GTD (XLCA)	5.00%	3/1/2023	NR	1,000	983,610
Total					10,434,858

Housing 7.96%
Albany-Dougherty GA Inner City Albany St Univ Student Hsg A (XLCA)	5.00%	7/1/2031	BBB-	1,000	938,050
East Point GA Hsg Auth Multi Fam Rev Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%#	10/1/2032	AAA	3,500	3,281,600
GA St Hsg & Fin Auth Rev Sing Fam Mtg Ser B AMT	5.05%	12/1/2031	AAA	1,000	929,220
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.85%	12/1/2037	AAA	100	87,616
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.90%	12/1/2031	AAA	2,000	1,796,600
GA St Hsg & Fin Auth Rev Sub Ser A-2 AMT	4.875%	12/1/2024	AAA	100	94,081
Richmond Cnty GA Dev Auth ASU Jaguar Student Hsg LLC A	5.25%	2/1/2030	A3	2,000	1,888,960
Savannah GA Econ Dev Auth Multi Fam Hsg Rev AMT (GNMA)	5.15%	11/20/2022	AAA	500	496,460
Tift Cnty GA Dev Auth Student Hsg Facs Rev Second ABAC LLC Pj (CIFG)	5.00%	8/1/2037	A3	1,000	974,530
Total					10,487,117

Industrial 3.38%
Albany Dougherty GA Payroll Dev Auth Procter & Gamble AMT	5.20%	5/15/2028	AA-	1,035	1,038,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Industrial (continued)
De Kalb Cnty GA Dev Auth Pollutn Ctrl Rev Ref General Motors Corp Pj	6.00%	3/15/2021	B	$1,500	$1,211,880
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Rev Sr Maxon Atlantic Station A AMT	5.125%#	3/1/2026	BBB	1,500	1,423,845
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,000	780,990
Total					4,455,472

Lease 4.62%
Assoc Cnty GA Commnrs Leasing Pj Unrefunded Bal Pub Purp Pj (AMBAC)	5.625%	7/1/2020	AAA	10	10,454
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser A	5.00%	1/1/2035	A3	1,275	1,215,649
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	1,036,456
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Ctr Pj	5.00%	6/1/2026	AA	1,040	1,061,029
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%	12/1/2026	AA	750	775,507
GA Sch Bds Assoc Inc Dekalb Cnty Pub Schs Pj (MBIA)	5.00%	12/1/2023	AA	1,000	1,043,340
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	941,520
Total					6,083,955

Miscellaneous 1.21%
Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev (MBIA)	5.625%	10/1/2026	AA	1,000	1,086,710
George L Smith II GA World Congress Ctr Auth Rev AMT (MBIA)	5.75%	7/1/2015	AA	500	506,290
Total					1,593,000

Power 5.26%
Appling Cnty GA Dev Auth Pollutn Ctrl Rev GA Pwr Co Plant Hatch Pj (AMBAC)	4.40%	7/1/2016	AA	1,000	993,340
Main Str Nat Gas Inc GA Gas Pj Ser B	5.00%	3/15/2019	A1	1,000	914,700
Monroe Cnty Dev Auth GA Oglethorpe Pwr Scherer B (AMBAC)	4.625%#	1/1/2036	AA	1,500	1,511,280
Muni Elec Auth GA Combustion Cycle Pj Ser A	5.00%	11/1/2023	A	1,000	1,001,000
Muni Elec Auth GA Combustion Cycle Pj Ser A (MBIA)	5.00%	11/1/2020	AA	1,000	1,038,750
Muni Elec Auth GA Combustion Turbine Pj Ser A (MBIA)	5.25%	11/1/2022	AA	1,445	1,472,860
Total					6,931,930

Pre-Refunded 15.55%
Assoc Cnty GA Commnrs Leasing Pj Pub Purp Pj (AMBAC)	5.625%	7/1/2020	AAA	15	15,995
Athens-Clarke Cnty GA Univ Govt Dev Auth Rev Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,000	1,086,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)
Atlanta GA Arpt Facs Rev Gen Ser A (FGIC)	5.60%	1/1/2030	A+	$1,500	$1,575,900
Atlanta GA ETM	5.60%	12/1/2015	A-	95	100,191
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (MBIA)	Zero Coupon	8/1/2015	AA	335	215,415
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	1,000	1,069,960
Forsyth Cnty GA Wtr & Swr Auth Rev	6.25%	4/1/2021	AA+	750	803,123
Fulton Cnty GA Dev Auth Rev Morehouse College Pj (AMBAC)	5.875%	12/1/2030	AA	1,850	1,994,485
Private Colleges & Univs Auth GA Rev Emory Univ Pj Ser A	5.50%	11/1/2020	AA	1,000	1,070,240
Private Colleges & Univs Auth GA Rev Mercer Univ Pj	5.75%	10/1/2031	Baa2	500	548,970
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C (FSA)	6.00%	7/1/2029	AAA	250	268,385
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.375%	7/1/2036	AAA	1,405	1,497,013
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	2,500	2,698,325
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2027	AAA	370	394,786
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA	620	687,338
Puerto Rico Comwlth Pub Impt Ser A (MBIA)	5.75%	7/1/2026	AA	1,990	2,090,037
Puerto Rico Pub Fin Corp Comwlth Approp Ser A (MBIA)	5.50%	8/1/2020	AA	1,500	1,593,975
Puerto Rico Pub Impt Bldgs Govt Facs Ser D	5.25%	7/1/2036	BBB-	915	970,705
Puerto Rico Pub Impt Bldgs Govt Facs Ser D	5.375%	7/1/2033	BBB-	1,185	1,262,606
Savannah GA Econ Dev Auth Rev Sub Ser C ETM	Zero Coupon	12/1/2021	Aaa	1,000	531,420
Total					20,475,489

Resource Recovery 1.83%
Atlanta GA Wtr & Wst Wtr Rev Ser A Unrefunded Bal (FGIC)	5.00%	11/1/2029	A	2,090	2,007,738
Cobb Cnty GA Dev Auth Solid Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%#	4/1/2033	BBB	500	403,045
Total					2,410,783

Sales Tax 0.95%
Metropolitan Atlanta Rapid Transn Auth GA Sales Tax Ser N (MBIA)	6.25%	7/1/2018	AA	465	527,170
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	750	719,475
Total					1,246,645

Special Tax 0.88%
Atlanta GA Dev Auth Rev Opportunity Pj (AMBAC)	5.00%	12/1/2018	Aaa	1,105	1,158,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GEORGIA TAX FREE TRUST  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tobacco 0.53%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	$750	$690,630

Transportation 3.70%
Atlanta GA Arpt Fac Rev AMT (MBIA)	Zero Coupon	1/1/2010	AA	355	329,841
Atlanta GA Arpt Facs Rev Gen Ser A AMT (FSA)	5.125%	1/1/2030	AAA	100	96,158
Augusta GA Arpt Rev Gen Passenger Fac Charge A	5.15%	1/1/2035	Baa2	1,020	888,665
College Park GA Business Indl Dev Auth Rev Civic Ctr Pj (AMBAC)	5.25%	9/1/2026	Aaa	1,000	1,038,920
Macon Bibb Cnty GA Indl Auth Arpt Impt Rev Atlantic AMT (AMBAC)	5.00%	4/1/2018	Aa3	465	466,065
Metropolitan Atlanta Rapid Transit Auth Ref Third Indenture Ser B	5.00%	7/1/2029	AAA	2,000	2,056,900
Total					4,876,549

Water/Sewer 17.82%
Augusta GA Wtr & Swr Rev (FSA)	5.00%	10/1/2024	AAA	2,000	2,102,020
Carroll Cnty GA Wtr Auth Wtr & Swr Rev (AMBAC)	5.25%	7/1/2021	Aa3	500	520,915
Cherokee Cnty GA Wtr & Swr Auth Rev Ser 2006 (FSA)	5.00%	8/1/2031	AAA	3,000	3,049,770
De Kalb Cnty GA Wtr & Swr Rev Ser A~ (b)	5.00%	10/1/2035	AA	12,540	12,665,776
Elberton GA Combined Util Sys Rev Ref & Impt (AMBAC)	5.50%	1/1/2019	Aa3	550	582,725
Forsyth Cnty GA Wtr & Swr Auth Rev (FSA)	5.00%	4/1/2019	AAA	500	533,515
Glynn Cnty GA Wtr & Swr Rev Ref & Impt (AMBAC)	5.00%	4/1/2023	Aa3	750	759,098
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	6.00%	7/1/2038	BBB-	1,000	1,045,870
Walton Cnty GA Wtr & Swr Auth Walton Hard Labor Creek Pj GTD (FSA)	5.00%	2/1/2033	AAA	2,150	2,204,201
Total					23,463,890

Total Investments in Municipal Bonds 104.93% (cost $140,618,762)					138,186,962
Liabilities in Excess of Cash and Other Assets (d) (4.93%)					(6,495,636)
Net Assets 100.00%					$131,691,326

Open Futures Contracts at June 30, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2008	188	Short	$(21,731,625)	$(207,710)

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 110.60%

Acute Care Hospital 0.11%
Fulton Cnty PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Pj	5.875%	7/1/2031	NR		$1,500	$1,352,640

Airlines 2.80%
Alliance Arpt Auth Inc TX Spl Facs Rev American Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+		12,000	5,236,560
Houston TX Arpt Sys Rev Spl Facs Rev Continental Airlines C AMT	6.125%	7/15/2027	B-		3,120	2,321,093
New York City NY Indl Dev Agy Spl Fac Rev American Airlines JFK Intl Arpt AMT	7.625%#	8/11/2025	B		23,300	20,790,357
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3		3,955	2,571,067
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B		3,325	2,734,380
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	7.20%#	11/15/2030	B		755	629,345
Total						34,282,802

Airport Passenger Facility Charge 0.31%
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa2		2,410	2,154,781
Phoenix AZ Indl Dev Auth Arpt Fac Rev America West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa2		1,955	1,575,554
Total						3,730,335

Airport Special Facility 0.64%
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.375%	11/15/2026	NR		2,305	1,732,553
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.50%	11/15/2036	NR		5,000	3,585,550
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B		2,760	2,564,316
Total						7,882,419

Charter Schools 8.67%
CA Muni Fin Auth High Tech High Chula Vista B	6.125%	7/1/2038	BB+	(a)	1,250	1,215,750
CA Statewide Cmntys Dev Auth Edl Facs Rev Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,640	1,391,261
CA Statewide Cmntys Dev Auth Edl Facs Rev Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,237,305
CA Statewide Cmntys Dev Auth Rev Windrush Sch	5.50%	7/1/2037	NR		1,000	870,230
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR		4,130	3,880,300
Chester Cnty PA Indl Dev Auth Rev Renaissance Academy Pj A	5.625%	10/1/2015	NR		1,870	1,835,536
CO Edl & Cultural Facs Auth CO New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		930	932,502
CO Edl & Cultural Facs Auth Rev Charter Sch Cmnty Leadership	6.50%	7/1/2038	NR		1,065	1,011,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Charter Schools (continued)
Conner Creek Academy East MI Pub Sch Academy Rev	5.25%	11/1/2036	BB+		$1,000	$818,030
Crescent Academy MI COP	5.75%	12/1/2036	NR		1,650	960,910
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.65%	11/1/2025	BB		1,000	916,180
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.75%	11/1/2030	BB		1,255	1,120,426
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,665	940,758
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.00%	5/15/2036	BB-		2,000	1,767,160
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.125%	5/15/2037	BB-		1,855	1,661,041
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026	NR		1,550	1,465,029
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036	NR		2,815	2,585,859
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		6,570	5,831,663
La Vernia Higher Ed Fin Corp Rev Bd Ser A	7.125%	2/15/2038	NR		5,015	4,890,778
La Vernia TX Higher Ed Fin Corp Ed Rev Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,000	951,800
La Vernia TX Higher Ed Fin Corp Ed Rev Amigos Por Vida Friends Life	6.375%	2/15/2037	NR		1,000	932,390
Lee Cnty FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn Ser A	5.375%	6/15/2037	BB		3,500	2,838,535
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.25%	7/1/2018	NR		250	234,448
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.50%	7/1/2038	NR		2,300	1,896,810
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy†	6.50%	9/1/2037	NR		5,000	4,603,450
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR		3,390	2,949,436
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB-		3,720	3,544,156
Milwaukee WI Redev Auth Rev Academy of Learning Ser A	5.65%	8/1/2037	NR		1,000	869,710
Milwaukee WI Redev Auth Rev Science Ed Consortium Pj Ser A	5.625%	8/1/2025	BBB-		1,715	1,660,995
Milwaukee WI Redev Auth Rev Science Ed Consortium Pj Ser A	5.75%	8/1/2035	BBB-		1,000	936,290
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A	6.75%	7/1/2022	NR		1,460	1,443,108
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A	7.00%	7/1/2036	NR		5,000	4,886,150
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035	BB		2,455	2,477,512
Pima Cnty AZ Indl Dev Auth Edl Rev American Charter Schs Fdtn A	5.625%	7/1/2038	BBB	(a)	9,000	8,063,910
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB		10,000	8,681,500
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Paradise Ed Ctr Pj	5.875%	6/1/2022	BB		250	232,148
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Paradise Ed Ctr Pj	6.00%	6/1/2036	BB		1,800	1,588,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Charter Schools (continued)
Plymouth MI Edl Ctr Charter Sch Pub Sch Academy Rev	5.375%	11/1/2030	BBB-	$1,500	$1,351,320
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR	3,000	2,552,400
Spanish Fork City UT Charter Sch Rev American Leadership Academy	5.55%	11/15/2021	NR	1,225	1,143,758
Spanish Fork City UT Charter Sch Rev American Leadership Academy	5.55%	11/15/2026	NR	800	725,488
Spanish Fork City UT Charter Sch Rev American Leadership Academy	5.70%	11/15/2036	NR	1,750	1,542,957
Star Intl Academy MI COP	6.125%	3/1/2037	BB+	1,460	1,301,094
Summit Academy MI Pub Sch Academy Rev	6.375%	11/1/2035	BB+	3,795	3,659,253
TX St Pub Fin Auth Charter Sch Fin Corp Rev Cosmos Fndtn Ser A	5.375%	2/15/2037	NR	2,870	2,212,971
UT Cnty UT Charter Sch Rev Lakeview Academy Ser A	5.625%	7/15/2037	NR	1,000	875,830
UT Cnty UT Charter Sch Rev Lincoln Academy Ser A†	5.875%	6/15/2037	NR	1,750	1,582,875
UT St Charter Sch Fin Auth Rev Noah Webster Academy Ser A (AMBAC)	6.50%	6/15/2038	NR	1,500	1,409,985
West Vly City UT Charter Sch Rev Monticello Academy†	6.375%	6/1/2037	NR	4,200	3,808,854
Total					106,289,549

Correctional Facilities 2.76%
Baker FL Correctional Dev 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	6,800	6,655,228
Garza Cnty TX Pub Fac Corp Pj Rev	5.25%	10/1/2017	BBB	1,000	987,680
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2019	BBB	1,600	1,606,752
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR	1,000	985,210
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR	2,000	1,857,800
IAH Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR	1,500	1,344,855
Madison Cnty FL Rev First Mtg Twin Oaks Pj Ser A	6.00%	7/1/2025	NR	1,185	1,145,362
Maverick Cnty TX Pub Fac Corp Pj Ser A-1	6.25%	2/1/2024	NR	4,810	4,364,979
Otero Cnty NM Jail Rev	5.75%	4/1/2018	NR	1,925	1,864,863
Otero Cnty NM Jail Rev	6.00%	4/1/2023	NR	1,350	1,293,826
Otero Cnty NM Jail Rev	6.00%	4/1/2028	NR	1,900	1,743,630
Rivers Auth Inc Mont Pj Rev Sr Lien	7.375%	11/1/2027	NR	2,615	1,817,085
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR	1,000	956,650
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR	1,200	1,135,236
Willacy Cnty TX Loc Govt Corp Rev Pj Ser A-2	6.00%	9/1/2010	NR	6,000	6,031,920
Total					33,791,076

Dirt Bonds, Tax Increment/Allocation 0.67%
Allegheny Cnty PA Redev Auth Rev Pittsburgh Mills Pj	5.60%	7/1/2023	NR	500	482,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Dirt Bonds, Tax Increment/Allocation (continued)
Atlanta GA Tax Alloc Eastside Pj Ser A AMT	5.625%	1/1/2016	NR	$1,500	$1,484,235
Atlanta GA Tax Alloc Eastside Pj Ser B	5.60%	1/1/2030	NR	1,000	891,250
Branson MO Indl Dev Auth Tax Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	5,380,113
Total					8,237,913

Education 2.07%
CA Statewide Cmnty Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	6,715	5,845,475
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR	3,000	2,725,200
Harrisburg PA Auth Univ Rev Univ of Science B	6.00%	9/1/2036	NR	4,500	4,302,675
IA Higher Ed Ln Auth Rev Ref Private College Grand View	5.00%	10/1/2031	NR	6,000	5,293,500
IA Higher Ed Ln Auth Rev Ref Private College Grand View	5.10%	10/1/2036	NR	3,895	3,425,185
IA Higher Ed Ln Auth Rev Ref Private College Waldorf A	5.00%	10/1/2034	NR	1,000	844,200
Lee Cnty FL Indl Dev Auth Indl Dev Rev Ser A	5.25%	6/15/2027	BB	3,500	2,959,670
Total					25,395,905

Gaming 0.34%
Mohegan Tribe Indians CT Gaming Pub Impt Priority Dist†	5.125%	1/1/2023	BB	3,350	2,973,594
Mohegan Tribe Indians CT Gaming Pub Impt Priority Dist†	5.25%	1/1/2033	BB	1,500	1,235,325
Total					4,208,919

General Airport 1.72%
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev A Sub Ser 2 AMT	9.00%#	5/1/2029	CCC+	7,500	4,446,975
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev A Sub Ser 3 AMT	9.125%	5/1/2029	CCC+	1,500	881,670
Dallas-Fort Worth TX Intl Arpt Rev Jt Ser B Rmkt AMT (MBIA)	6.00%	11/1/2023	AA	1,250	1,251,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Airport (continued)
Dallas-Fort Worth TX Intl Arpt Rev Jt Ser B Rmkt AMT (MBIA)	6.25%	11/1/2028	AA	$1,000	$1,002,660
Metropolitan WA Arpts Auth~(b)	5.00%	10/1/2022	AA-	3,250	3,182,465
Metropolitan WA Arpts Auth~(b)	5.25%	10/1/2027	AA-	4,540	4,445,659
Metropolitan WA Arpts Auth~(b)	5.375%	10/1/2028	AA-	2,500	2,448,050
Susquehanna Area Regl Arpt Auth PA Ser A AMT	6.50%	1/1/2038	Baa3	3,500	3,463,740
Total					21,122,669

General Obligation 3.68%
Antelope Vly CA Cmnty College Dist Election 2004 Ser B (MBIA)~(b)	5.25%	8/1/2039	AA	8,400	8,582,112
Clear Creek TX Indpt Sch Dist (PSFG)~(b)	5.00%	2/15/2030	AAA	7,115	7,204,178
El Paso TX Hosp Dist (AG)~(b)	5.00%	8/15/2037	AAA	7,500	7,397,625
Fort Bend TX Indpt Sch Dist (PSFG)~(b)	5.00%	8/15/2029	AAA	10,000	10,182,800
NY St Urban Dev Corp~(b)	5.00%	12/15/2025	AAA	3,730	3,874,768
NY St Urban Dev Corp~(b)	5.00%	12/15/2026	AAA	5,420	5,630,360
NY St Urban Dev Corp~(b)	5.00%	12/15/2027	AAA	2,160	2,243,833
Total					45,115,676

Healthcare 20.47%
Allegheny Cnty PA Hosp Dev Auth Rev West PA Hlth Sys Ser A	5.00%	11/15/2028	BB	11,000	9,139,790
Alton IL St. Anthony’s Hlth Ctr	6.00%	9/1/2010	BB+	1,000	997,920
CA Hlth Facs Fin Auth Rev Sutter Hlth Ser A~(b)	5.00%	11/15/2042	AA-	9,000	8,520,030
CA Statewide Cmntys Dev Auth Rev Vly Care Hlth Sys Ser A	5.125%	7/15/2031	NR	1,500	1,249,125
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser D	5.50%	7/1/2031	A	8,000	7,938,240
CO Hlth Facs Auth Rev Catholic Hlth Initiatives A	4.75%	9/1/2040	AA	10,000	9,154,500
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Rev Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR	4,300	3,837,449
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Rev Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR	2,500	2,203,500
Denver CO Hlth & Hosp Auth Hlthcare Rev Ser A	4.75%	12/1/2036	BBB	8,150	6,626,194
Hillsborough Cnty FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Pj~(b)	5.25%	10/1/2041	A3	5,000	4,651,700
Hillsdale MI Hosp Fin Auth Hosp Rev Hillsdale Cmnty Hlth Ctr	5.75%	5/15/2018	BBB-	2,360	2,422,139
Holmes Cnty Hosp Corp FL Hosp Rev Doctors Mem Hosp	5.75%	11/1/2026	NR	6,820	6,338,031
Holmes Cnty Hosp Corp FL Hosp Rev Doctors Mem Hosp	6.00%	11/1/2038	NR	7,115	6,412,394
Johnston Mem Hosp Auth~(b)	5.25%	10/1/2036	AAA	7,000	7,181,965
IL Fin Auth Rev Kewannee Hosp Pj	5.10%	8/15/2031	NR	1,250	1,015,200
IL Fin Auth Rev Landing at Plymouth Pj A	6.00%	5/15/2025	NR	3,000	2,821,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
IL Fin Auth Rev Bds Edward Hosp A Rmkt	6.25%	2/1/2033	AA	$500	$536,070
IN Hlth & Edl Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.50%	3/1/2037	BBB	5,000	4,347,450
IN Hlth & Edl Fac Fin Auth Hsg Rev Ref Clarian Htlh Oblig Group B~(b)	5.00%	2/15/2033	A+	20,000	18,303,000
Iron River MI Hosp Fin Auth	6.50%	5/15/2033	NR	3,000	2,956,080
Jacksonville FL Hlth Facs Auth Brooks Hlth Sys	5.25%	11/1/2038	A	5,000	4,549,700
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.375%	4/15/2022	Ba2	4,215	4,401,176
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.50%	4/15/2031	Ba2	6,830	7,066,455
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc.~(b)	5.25%	10/1/2036	A-	14,500	13,587,950
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	5.75%	1/1/2033	BBB-	1,035	993,041
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	6.00%	1/1/2028	BBB-	2,280	2,306,288
NJ Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.25%	7/1/2030	BBB	19,240	17,665,976
Northhampton Cnty Gen Purp Saint Lukes Hosp Pj Ser A	5.25%	8/15/2024	BBB+	1,210	1,179,121
Northhampton Cnty Gen Purp Saint Lukes Hosp Pj Ser A	5.375%	8/15/2028	BBB+	1,675	1,614,097
NY St Dorm Auth Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	4,250	4,219,187
Sayre Mem Hosp Auth OK Hosp & Sales Tax Rev	6.00%	7/1/2037	NR	4,000	3,691,680
SC Jobs Econ Dev Hosp Rev Ref & Impt Hampton Regl Med	5.25%	11/1/2028	NR	12,000	10,223,880
St. Paul MN Hsg & Redev Auth Hlthcare Fac Rev Healthpartners Oblig Grp Pj	5.25%	5/15/2036	BBB	8,000	7,191,920
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	6.00%	11/15/2030	Baa3	2,500	2,514,550
Sylacauga AL Hlthcare Auth Rev Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR	3,000	2,697,780
Univ AL at Birmingham Hosp Rev Ser A (IBC)(MBIA)~(b)	5.00%	9/1/2041	AA	14,000	13,580,140
Vigo Cnty ID Hosp Auth RevUnion Hosp Inc†	5.75%	9/1/2042	NR	7,000	6,053,950
Vigo Cnty Hosp Auth IN Union Hosp Inc†	5.70%	9/1/2037	NR	3,000	2,614,020
Washington Cnty IA Hosp Rev Washington Cnty Hosp Pj	5.375%	7/1/2026	NR	1,525	1,434,857
Washington Cnty IA Hosp Rev Washington Cnty Hosp Pj	5.50%	7/1/2032	NR	2,540	2,328,342
WV St Hosp Fin Auth WV Thomas Hlth Sys	6.50%	10/1/2028	NR	7,425	7,382,752
WI Hlth & Edl Facs Auth Rev Wheaton Hlthcare Ser B~(b)	5.125%	8/15/2030	A-	28,000	23,784,040
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR	3,530	3,201,533
Total					250,934,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare System 3.25%
Alton IL St. Anthony’s Hlth Ctr	6.00%	9/1/2014	BB+		$1,620	$1,587,260
Joplin MO Indl Dev Auth Hlth Facs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+		500	483,450
Lubbock TX Hlth Facs Dev Corp Rev 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	4,020,867
MA St Hlth & Edl Facs Auth Rev UMass Mem Issue Ser D	5.25%	7/1/2025	BBB		10,560	9,926,717
NJ Hlthcare Fac Fin Auth Rev Somerset Med Ctr	5.50%	7/1/2033	Ba2		1,700	1,446,887
Orange Cnty FL Hlth Facs Auth Ref Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,010,548
Orange Cnty FL Hlth Facs Auth Ref Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR		1,920	1,745,184
RI St Hlth & Edl Bldg Corp Rev Hosp Fin St. Joseph Hlth Svcs	5.50%	10/1/2029	BB		15,470	13,427,960
St. Paul MN Port Auth Lease Rev Hltheast Midway Campus 03 A	5.75%	5/1/2025	BB		1,520	1,483,079
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR		3,000	2,831,700
Virginia MN Hsg & Redev Auth Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1		2,000	1,868,320
Total						39,831,972

Hotel Convention 2.24%
AK Indl Dev & Expt Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A	6.15%	8/1/2031	NR		3,285	2,950,521
Baltimore MD Convention Ctr Hotel Rev Sub Ser B	5.875%	9/1/2039	Ba1		4,000	3,603,760
Lombard Pub Facs Corp Rev Bds First Tier Ser A 1	7.125%	1/1/2036	NR		7,500	7,601,775
MD St Econ Dev Corp Rev Sr Lien Chesapeake Bay A	5.00%	12/1/2031	NR		10,000	7,675,200
MD St Econ Dev Corp Rev Sr Lien Pj Chesapeake Bay B	5.25%	12/1/2031	NR		1,000	796,000
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		5,755	4,872,241
Total						27,499,497

Housing 0.76%
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A~(b)	5.125%	1/1/2036	BBB-	(a)	10,700	9,253,895

Industrial 8.86%
Ascension Parish LA Pollutn Ctrl Rev Ref Borden Inc Pj	10.00%	12/1/2009	B3		16,500	17,197,125
Butler AL Ind Dev Bd Solid Wst Disp Rev GA Pacific Corp Pj AMT	5.75%	9/1/2028	B		2,500	2,080,200
Cnty of Nez Perce ID Potlatch Corp Pj	6.00%	10/1/2024	BB		5,000	4,923,050
Coshocton Cnty OH Envr Rev Smurfit Stone Container†	5.125%	8/1/2013	B-		3,100	2,727,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Industrial (continued)
De Kalb Cnty GA Dev Auth Pollutn Ctrl Rev Ref General Motors Corp Pj	6.00%	3/15/2021	B	$5,155	$4,164,828
IL Fin Auth Solid Wst Disp Wst Mgmt Inc Pj AMT	5.05%	8/1/2029	BBB	1,500	1,229,910
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	5.875%	3/1/2027	NR	1,500	1,360,260
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR	1,450	1,258,760
IL Fin Auth Sports Fac Rev United Sports Org of Barrington Ser A†	6.125%	10/1/2027	NR	1,475	1,389,907
IL Fin Auth Sports Fac Rev United Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR	6,525	5,978,792
Jacksonville FL Econ Dev Gerdau Ameristeel US Inc AMT	5.30%	5/1/2037	BB+	6,400	5,158,976
LA Loc Govt Envr Fac Cmnty Dev Rev Auth	6.75%	11/1/2032	BB+	12,500	12,467,375
Matagorda Cnty TX Nav Dist No 1 Rev Ref Houston Ltg Rmkt AMT (AMBAC)	5.125%	11/1/2028	AA	12,500	11,828,750
MI St Strategic Fd Pollutn Ctrl Rev General Motors Corp	6.20%#	9/1/2020	B	5,000	4,154,550
Mobile Cnty AL Indl Dev Auth Rev IPSCO Inc Pj AMT	6.875%#	5/1/2030	NR	3,000	3,076,260
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	5,035	4,497,765
OH St Wtr Dev Auth Solid Wst Allied Wst N.A. Pj Ser A AMT	5.15%	7/15/2015	B+	1,750	1,651,247
OR St Econ Dev Rev Ref Georgia Pacific Corp Pj Ser 183 AMT	5.70%	12/1/2025	B2	1,780	1,515,688
PA Econ Dev Fin Auth Exempt Reliant Enrg Seward Ser A AMT	6.75%#	12/1/2036	Ba3	6,500	6,581,315
Port Corpus Christi Auth TX Celanese Pj Ser A	6.45%	11/1/2030	B+	6,700	6,307,581
Port of Corpus Christi Auth of Nueces Cnty TX Rev Bds Celanese Ser B AMT	6.70%	11/1/2030	B+	1,500	1,421,400
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	3,000	2,342,970
Rockdale Cnty GA Dev Auth Pj Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	2,500	2,435,550
Rumford ME Rev Bds Ref Boise Cascade Corp PJ	6.875%	10/1/2026	Ba3	1,500	1,478,355
Tob Sttlmnt Fin Corp RI Asset Bkd Ser A	6.125%	6/1/2032	BBB	1,490	1,391,824
Total					108,620,314

Miscellaneous 2.41%
Beauregard Parish LA Rev Ref Boise Cascade Corp Pj	6.80%	2/1/2027	Ba3	4,750	4,715,040
Maverick Cnty TX Pub Fac Corp Pj Ser A 1	6.375%	2/1/2029	NR	1,560	1,379,243
Red River Auth TX Pollutn Ctrl Celanese Pj Ser A	6.45%	11/1/2030	B+	2,495	2,348,868
St. John Baptist Parish LA Rev Marathon Oil Corp Ser A~(b)	5.125%	6/1/2037	BBB+	23,500	21,064,460
Total					29,507,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Multi-Family Housing 2.51%
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3	$3,280	$2,858,094
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3	1,515	1,427,463
El Paso Cnty TX Hsg Fin Corp Multi Fam Las Lomas Apts Ser A	5.60%	12/1/2009	B3	160	160,178
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2018	BBB	1,000	1,010,010
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Rev Brooke Ridge Apts Pj Ser E AMT	6.475%#	12/1/2038	NR	12,235	12,218,238
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR	5,100	4,567,764
Metro Govt Nashville & Davidson Cnty TN Facs Bd Rev Multi Fam Hsg Rev Prestige A	7.50%	12/20/2040	NR	3,985	3,794,915
Munimae TE Bond Subsidiary LLC Perp Sub Pfd Shs Ser B 3† (e)	5.90%	9/15/2015	Baa3	2,000	1,894,680
MuniMae TE Bond Subsidiary LLC Perp Sub Pfd Shs Ser D† (e)	5.30%	9/15/2015	Baa1	2,000	1,980,900
Stillwater MN Multi Fam Rev Hsg Orleans Homes LP Pj AMT	5.50%	2/1/2042	NR	1,000	853,290
Total					30,765,532

Nursing Home 6.22%
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2026	NR	1,000	934,160
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2037	NR	2,055	1,827,142
CO Hlth Facs Auth Rev Hlth & Resdl Care Facs Volunteers of America Care A	5.30%	7/1/2037	NR	1,500	1,228,035
Director of the St of NV Dept of Business & Industry Las Ventanas Ret Bds Pj B	6.75%	11/15/2023	NR	4,700	3,200,465
HFDC Cent TX Inc Ret Fac Rev Ser A	5.625%	11/1/2026	NR	1,850	1,620,470
HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR	3,750	3,135,337
Huntsville-Redstone Vlg AL Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2028	NR	4,500	3,864,645
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.20%	5/15/2012	NR	1,000	991,660
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.30%	5/15/2013	NR	1,000	986,880
IL Fin Auth Rev Montgomery Place Pj Ser A	5.50%	5/15/2026	NR	2,400	2,181,312
IL Fin Auth Rev Montgomery Place Pj Ser A	5.75%	5/15/2038	NR	4,600	4,001,402
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	6.00%	11/15/2037	NR	3,750	3,414,412
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	6.00%	11/15/2042	NR	3,750	3,330,262
Lexington VA Indl Dev Auth Resdl Care Fac Rev Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR	1,750	1,486,433
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc~(b)	5.25%	10/1/2036	A-	25,000	23,427,500
NH Hlth & Edl Facs Auth Rev Havenwood Heritage Heights A	5.35%	1/1/2026	NR	1,035	894,209
NH Hlth & Edl Facs Auth Rev Havenwood Heritage Heights A	5.40%	1/1/2030	NR	750	621,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Nursing Home (continued)
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR		$2,565	$2,180,404
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR		6,435	5,347,035
SC Jobs Econ Dev Auth Hlth Facs Rev First Mtg Wesley Commons	5.125%	10/1/2026	NR		1,400	1,216,110
SC Jobs Econ Dev Auth Rev Woodlands At Furman Pj Ser A	6.00%	11/15/2042	NR		4,600	4,047,034
WA St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Pj Ser A	5.625%	1/1/2038	NR		7,350	6,264,846
Total						76,201,728

Nursing Home Continuing Care Retirement Communities 7.08%
AZ Hlth Facs Auth Hlthcare Facs Rev Beautitudes Campus Pj	5.20%	10/1/2037	NR		9,500	7,450,850
Bremer Cnty IA Ret Fac Rev Bartels Lutheran Ser A	5.00%	11/15/2017	NR		1,140	1,043,054
Bremer Cnty IA Ret Fac Rev Bartels Lutheran Ser A	5.125%	11/15/2020	NR		800	701,856
Bremer Cnty IA Ret Fac Rev Bartels Lutheran Ser A	5.375%	11/15/2027	NR		1,400	1,190,854
Bucks Cnty PA Indl Dev Auth Ret Cmnty Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR		3,500	3,512,110
Carlton MN Hlthcare & Hsg Facs Ref Inter Faith Care Ctr Pj	5.50%	4/1/2024	NR		1,080	984,334
Cottage Grove MN Sr Hsg Rev PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR		2,325	2,095,406
Director St NV Dept Business & Industry Las Ventanas Ret Pj A	7.00%	11/15/2034	NR		6,000	4,073,280
Director St NV Dept Business & Industry Las Ventanas Ret Pj B	6.00%	11/15/2014	NR		4,655	3,185,277
East Rochester NY Hsg Auth Rev Ref Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR		1,700	1,462,918
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.125%	7/1/2042	NR		8,000	6,180,960
IA Fin Auth Sr Hsg Rev Ref Bethany Life Cmntys Pj A	5.55%	11/1/2041	NR		1,000	824,640
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.00%	5/15/2025	NR		4,000	3,757,600
IL Fin Auth Rev Clare at Wtr Tower Pj Ser C	5.125%	5/15/2012	NR		5,000	4,945,400
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR		8,000	7,545,360
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.375%	2/15/2025	BB	(a)	4,000	3,419,640
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.625%	2/15/2037	BB	(a)	8,000	6,638,800
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		4,290	4,140,536
IL Fin Auth Rev Three Crowns Pk Plaza A	5.875%	2/15/2026	NR		1,250	1,150,225
IL Fin Auth Rev Three Crowns Pk Plaza A	5.875%	2/15/2038	NR		4,500	3,895,560
MD St Hlth & Higher Edl Facs Auth Rev King Farm Presbyterian Cmnty A	5.30%	1/1/2037	NR		1,600	1,297,856
Mesquite TX Hlth Facs Dev Ret Fac Christian Care	5.50%	2/15/2025	BBB-		2,000	1,877,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Nursing Home Continuing Care Retirement Communities (continued)
Mesquite TX Hlth Facs Dev Ret Fac Christian Care	5.625%	2/15/2035	BBB-		$1,750	$1,559,232
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,250	1,084,538
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		3,655	2,996,077
Olathe KS Sr Living Fac Rev Catholic Care Campus Inc A	6.00%	11/15/2026	NR		4,355	4,140,952
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	5.70%	5/15/2028	NR		265	233,987
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2026	NR		250	233,875
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2038	NR		475	418,461
Virginia Beach VA Dev Auth Resdl Care Fac Mtg Rev Ref Westminster Canterbury	5.375%	11/1/2032	NR		2,800	2,511,516
VT Econ Dev Auth Mtg Wake Robin Corp Pj Ser A	5.25%	5/1/2026	NR		750	657,555
Westmoreland Cnty PA Indl Dev Auth Rev Ret Cmnty Redstone A	5.75%	1/1/2026	NR		1,200	1,099,728
WI Hlth & Edl Facs Auth Hlth Facs Three Pillars Sr Living A	5.50%	8/15/2034	A-	(a)	500	465,950
Total						86,775,987

Port Facilities 1.47%
Los Angeles CA Hrbr Dept Rev Los Angeles Hrbr Dept AMT (MBIA)	5.00%	8/1/2029	AA		4,900	4,726,589
Los Angeles CA Hrbr Dept Rev Los Angeles Hrbr Dept AMT (MBIA)	5.00%	8/1/2030	AA		5,150	4,937,202
Los Angeles CA Hrbr Dept Rev Los Angeles Hrbr Dept AMT (MBIA)	5.00%	8/1/2031	AA		5,415	5,165,260
Port of Bay City Auth TX Rev Matagorda Cnty Rev Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+		3,340	3,213,648
Total						18,042,699

Power 3.70%
Brazos River Auth TX Pollutn Ctrl Rev TXU Energy Co LLC Pj AMT	5.00%	3/1/2041	Caa1		6,000	3,874,740
MS Business Fin Corp Sys Enrg Res Inc Pj	5.875%	4/1/2022	BBB		10,000	9,800,600
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2038	BBB-		1,150	1,140,398
Sabine River Auth TX Pollutn Ctrl Rev Ref TXU Elec Co Pj Ser B AMT	5.75%#	5/1/2030	Caa1		5,040	4,744,404
Sacramento CA Muni Util~(b)	5.00%	8/15/2023	AAA		9,490	9,929,861
TN Enrg Acquisition Corp~(b)	5.25%	9/1/2021	AA-		900	833,346
TN Enrg Acquisition Corp~(b)	5.25%	9/1/2026	AA-		5,100	4,722,294
TN Enrg Acquisition Corp TN Ser C	5.00%	2/1/2025	AA-		10,000	9,056,100
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR		1,500	1,350,015
Total						45,451,758

Pre-Refunded 0.09%
Tob Sttlmnt Fin Corp NJ	6.75%	6/1/2039	AAA		1,000	1,146,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Resource Recovery 3.56%
Burlington KS Pollutn Ctrl Rev Ref KS Gas & Elec Co Pj A (MBIA)	5.30%	6/1/2031	AA	$13,500	$13,546,845
Gaston Cnty NC Facs & Pollutn Exempt Facs Natl Gypsum Co Pj AMT	5.75%	8/1/2035	NR	4,890	3,894,640
IA Fin Auth Child Svcs Ref	5.55%	6/1/2036	NR	5,960	4,844,050
Madre Metropolitan Dist No 2 CO Ltd Tax Conv Unltd Tax Ser A	5.50%	12/1/2036	NR	2,520	1,945,188
Moraine OH Solid Wst Disp Rev General Motors Corp Pj AMT	6.75%	7/1/2014	B	525	481,152
MS Business Fin Corp Ref Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	2,450	2,406,660
Niagara Cnty NY Indl Dev Agy Solid Wst Disp Ser B AMT	5.55%#	11/15/2024	Baa2	750	747,195
OH St Pollutn Ctrl Rev Ref General Motors Corp Pj	5.625%	3/1/2015	B	2,965	2,570,447
PA Econ Dev Fin Auth Exempt Facs Rev Reliant Enrg A AMT	6.75%#	12/1/2036	Ba3	1,500	1,518,765
PA Econ Dev Fin Auth Exempt Facs Rev Reliant Enrg B AMT	6.75%#	12/1/2036	Ba3	4,500	4,556,340
Sullivan Cnty TN Hlth Edl & Hsg Facs Bd Hosp Rev Wellmont Hlth Sys Pj Ser C~(b)	5.25%	9/1/2036	BBB+	8,000	7,158,720
Total					43,670,002

Sales Tax 1.59%
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	1,000	896,060
Sparks Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A(c)	6.75%	6/15/2028	Ba2	2,000	1,919,640
UT Transit Auth~(b)	5.00%	6/15/2028	AAA	16,237	16,724,045
Total					19,539,745

Secondary Schools 0.25%
CO Edl & Cultural Facs Auth Rev Indpt Sch Vail Christian High Sch†	5.50%	6/1/2037	NR	3,500	3,066,525

Single-Family Housing 3.19%
CA Hsg Fin Agy Rev Bds Hm Mtg Ser G AMT	5.50%	8/1/2042	Aa2	7,500	7,569,225
LA St Gas & Fuels Tax Rev Ser A (FGIC)~(b)	5.00%	5/1/2041	AA-	18,000	17,798,220
Middlesex Cnty NJ Impt Auth Rev Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR	2,790	2,500,649
MT Bd of Hsg MT Sing Fam Mtg Ser A 2 AMT	5.50%	6/1/2037	AA+	7,110	7,158,775
Montgomery Cnty Hsg Opportunities Commn Hsg Ser B AMT	6.75%	7/1/2039	Aa2	3,900	4,098,081
Total					39,124,950

Special Assessment 4.44%
Amelia Walk Cmnty Dev Dist FL Spl Assmnt Ser A	5.50%	5/1/2037	NR	985	776,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Assessment (continued)
Arborwood Cmnty Dev Dist FL Cap Impt Rev Master Infrastr Pj A	5.35%	5/1/2036	NR	$6,905	$5,344,056
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A 1	5.50%	5/1/2036	NR	2,875	2,259,347
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A 2	5.10%	5/1/2016	NR	3,745	3,261,895
Cypress Creek Hillsborough Cnty Cmnty Dev Dist FL Cap	5.35%	5/1/2037	NR	6,900	5,309,550
Durbin Crossing Cmnty Dev Dist FL Spl Assmnt Ser A	5.50%	5/1/2037	NR	5,900	4,652,091
East Homestead Cmnty Dev Dist FL Spl Assmnt Rev Ser B	5.00%	5/1/2011	NR	1,000	943,050
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	574,690
Henderson NV Loc Impt Dist No T-18	5.25%	9/1/2026	NR	8,155	5,908,053
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR	1,795	1,522,411
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	4,260	3,514,585
Lake Elsinore CA Unif Sch Cmnty Dist Spl Tax No 2004-03	5.25%	9/1/2029	NR	1,650	1,402,748
Mariposa East Pub Impt Dist NM	5.75%	9/1/2021	NR	400	378,084
Mariposa East Pub Impt Dist NM	6.00%	9/1/2032	NR	1,000	912,230
Mediterranea Cmnty Dev Dist FL Spl Assmnt Ser A	5.60%	5/1/2037	NR	1,480	1,012,897
Panther Trace II FL Cmnty Dev Dist Rev Spl Assmnt Ser A	5.60%	5/1/2035	NR	1,735	1,430,004
Roseville CA Spl Tax Cmnty Facs Dist No 1 Westpark	5.15%	9/1/2030	NR	2,000	1,644,540
Shingle Creek Cmnty Dev Dist FL Cap Impt Rev	6.10%	5/1/2025	NR	5,000	4,414,600
Tern Bay Cmnty Dev Dist FL Cap Impt Rev Ser A	5.375%	5/1/2037	NR	13,145	8,358,117
Tracy CA Cmnty Facs Dist No 1 Spl Tax NEI Phase II	5.70%	9/1/2026	NR	920	829,435
Total					54,449,046

Special Tax 2.46%
Annawan IL Tax Inc Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	1,300	1,213,355
Atlanta GA Tax Alloc Princeton Lakes Pj	5.50%	1/1/2031	NR	1,225	1,093,153
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	6,000	5,925,000
Crosscreek Cmnty Dev Dist FL Spl Assmnt Rev A	5.60%	5/1/2039	NR	1,750	1,241,485
Crosscreek Cmnty Dev Dist FL Spl Assmnt Rev B	5.50%	5/1/2017	NR	1,490	1,200,180
Dardenne Town Square Transn Dev Dist MO Sales Tax Ser A	5.00%	5/1/2036	NR	3,110	2,324,818
Legends Bay Cmnty Dev Dist FL Corp Impt Rev Ser A	5.875%	5/1/2038	NR	1,000	815,360
Magnolia West Cmnty Dev Dist FL Spl Assmnt	5.35%	5/1/2037	NR	3,945	2,930,741
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,000	4,165,400
Orange Grove Cmnty Dev Dist LA Spl Assmnt	5.30%	11/1/2021	NR	2,605	2,140,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)
Pine Ridge Plantation Cmnty Dev Dist FL Cap Impt Rev Ser B	5.00%	5/1/2011	NR	$985	$933,465
Sparks Loc Impt Dist Ltd Oblig Dist No 3(c)	6.75%	9/1/2027	NR	1,000	960,500
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,485	1,349,048
Whispering Spr Dev Dist LA Spl Assmnt	5.20%	10/1/2021	NR	2,290	2,004,048
Whiting IN Redev Dist Tax Inc Rev Standard Ave Pj	5.35%	1/15/2027	NR	2,110	1,818,145
Total					30,115,070

Tobacco 8.03%
Badger Tob Asset Securitization Corp WI Asset Bkd	6.375%	6/1/2032	BBB	3,340	3,284,656
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB	8,000	7,140,240
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB	8,720	7,287,043
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2~(b)	5.875%	6/1/2047	BBB	18,124	15,145,683
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Ser A~(b)	5.00%	6/1/2045	AAA	20,000	17,781,600
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-2 (5.30% after 12/1/2012)**	Zero Coupon	6/1/2037	BBB	20,000	11,610,800
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB	15,110	12,890,946
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1~(b)	5.75%	6/1/2047	BBB	6,600	5,630,724
Tob Sttlmnt Auth IA Rev Asset Bkd Ser C	5.625%	6/1/2046	BBB	3,100	2,565,901
Tob Sttlmnt Fin Corp RI Asset Bkd Ser A	6.00%	6/1/2023	BBB	4,045	3,898,247
Tob Sttlmnt Fin Corp RI Asset Bkd Ser A	6.25%	6/1/2042	BBB	2,960	2,752,504
Tob Sttlmnt Rev Mgmt Auth Sec B	6.375%	5/15/2030	BBB	8,005	8,487,061
Total					98,475,405

Toll Roads 0.54%
E-470 Pub Hwy Auth CO Ser B1 (MBIA)	5.50%	9/1/2024	AAA	5,000	5,085,350
Santa Rosa Bay Bridge Auth FL Rev Cap Apprec	Zero Coupon	7/1/2017	B2	2,800	1,514,548
Total					6,599,898

Transportation 1.14%
Augusta GA Arpt Rev Gen Arpt Passenger B AMT	5.35%	1/1/2028	Baa2	500	450,730
Director St NV Dept Business & Industry Las Vegas Monorail Pj Secd Tier	7.25%	1/1/2023	NR	5,000	1,513,200
Director St NV Dept Business & Industry Las Vegas Monorail Pj Secd Tier	7.375%	1/1/2030	NR	5,000	1,512,800
North TX Twy Auth Rev Ref Sys First Tier Ser A	5.625%	1/1/2033	A-	5,000	5,016,400
Santa Rosa Bay Bridge Auth FL Rev	6.25%	7/1/2028	B-	4,835	4,516,664

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
St. Paul MN Port Auth Lease Rev Hltheast Midway Campus 03 A	5.875%	5/1/2030	BB	$1,000	$963,610
Total					13,973,404

Universities 0.96%
CA Muni Fin Auth Rev Biola Univ	5.875%	10/1/2034	Baa1	1,500	1,499,445
MA St Dev Fin Agy Rev Eastern Nazarene College	5.625%	4/1/2029	BB+	1,000	869,250
MA Dev Fin Agy Boston Architectural College	5.00%	1/1/2037	NR	2,710	2,197,593
NC Cap Facs Fin Agy Edl Facs Rev Meredith College	6.00%	6/1/2031	BBB	2,125	2,158,171
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,202,670
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	3,640	2,957,063
PA St Higher Edl Facs Auth Rev Edinboro Univ	5.75%	7/1/2028	BBB-	855	827,401
Total					11,711,593

Water/Sewer 1.61%
Pima Cnty AZ Indl Dev Auth Wtr & Swr Global Wtr Res LLC Pjs AMT	5.60%	12/1/2022	NR	2,000	1,778,200
Pima Cnty AZ Indl Dev Auth Wtr & Swr Global Wtr Res LLC Pjs AMT	5.75%	12/1/2032	NR	5,000	4,147,000
Pima Cnty AZ Indl Dev Auth Wtr & Wst Wtr Rev Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR	7,000	6,367,550
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2044	BBB-	6,250	6,492,687
Western Generation Agy OR Cogeneration Pj Rev Sub Lien Wauna Cogeneration C	5.00%	1/1/2021	NR	1,005	914,540
Total					19,699,977

Total Municipal Bonds (cost $1,517,742,120)					1,355,867,243

				Shares
				(000)
SHORT-TERM INVESTMENTS 0.00%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus				28	27,665
SSgA Tax Free Money Market Fund				6	6,350
Total Short-Term Investments (cost $34,015)					34,015
Total Investments in Securities 110.60% (cost $1,517,776,135)					1,355,901,258
Liabilities in Excess of Cash and Other Assets (d) (10.60%)					(129,982,380)
Net Assets 100.00%					$1,225,918,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2008

Open Futures Contracts at June 30, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2008	1,978	Short	$(228,644,438)	$(2,677,533)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

PENNSYLVANIA TAX FREE TRUST  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 103.72%

Education 23.83%
Allegheny Cnty Higher Ed Bldg Auth PA Duquesne Univ	5.00%	3/1/2028	A2	$1,515	$1,485,170
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science A	5.40%	9/1/2016	NR	500	496,480
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	1,000	956,150
Lehigh Cnty PA Gen Purp Auth Rev DeSales Univ Pj (RADIAN)	5.125%	12/15/2023	A	1,000	1,000,960
New Wilmington PA Muni Auth Rev Westminster College Pj GG4 (RADIAN)	5.125%	5/1/2033	A	1,000	954,670
PA St Higher Edl Facs Auth College & Univ Revs Moravian College Pj (RADIAN)	5.375%	7/1/2031	A	1,000	988,940
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts (RADIAN)	5.625%	3/15/2025	A	1,000	1,006,910
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts (RADIAN)	5.75%	3/15/2030	A	500	502,600
PA St Higher Edl Facs Auth Rev Assn Indpt Colleges & Univ GG5 Gwynedd Mercy (RADIAN)	5.125%	5/1/2032	A	1,020	972,070
PA St Higher Edl Facs Auth Rev Drexel Univ Ser A	5.20%	5/1/2032	A+	600	601,104
PA St Higher Edl Facs Auth Rev Edinboro Univ	5.75%	7/1/2028	BBB-	1,000	967,720
PA St Higher Edl Facs Auth Rev Philadelphia Univ	5.00%	6/1/2030	BBB	1,530	1,381,712
PA St Higher Edl Facs Auth Rev York College PA Pj Ser EE 1 (XCLA)	5.00%	11/1/2033	A	1,000	974,690
PA St Univ Ser A	5.00%	8/15/2029	AA	1,000	1,022,170
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-	1,000	862,300
Philadelphia PA Auth Indl Dev Rev Ed Cmnty Fgn Med Grads (MBIA)	5.00%	6/1/2015	AA	250	250,265
Philadelphia PA Auth Indl Dev Revs First Philadelphia Charter Sch	5.85%	8/15/2037	BBB-	1,000	909,410
Philadelphia PA Auth Indl Dev Revs Russell Byers Charter Sch A	5.25%	5/1/2037	BBB-	1,000	844,850
Philadelphia PA Auth Indl Dev Revs Ser A	5.50%	9/15/2037	BBB-	1,370	1,198,065
St Pub Sch Bldg Auth PA College Rev (AMBAC)	Zero Coupon	7/15/2014	AA	295	229,162
St Pub Sch Bldg Auth PA College Rev (AMBAC)	Zero Coupon	7/15/2015	AA	295	217,807
St Pub Sch Bldg Auth PA College Rev (AMBAC)	Zero Coupon	7/15/2016	AA	295	206,494
St Pub Sch Bldg Auth PA College Rev Delaware Cnty Cmnty College Pj (FSA)	5.00%	10/1/2029	Aaa	675	691,700
St Pub Sch Bldg Auth PA Montgomery Cnty Cmnty College (FSA)	5.00%	5/1/2027	Aaa	1,775	1,833,362
St Pub Sch Bldg Auth PA Sch Jefferson Cnty Dubois Tech Sch (FGIC)	5.00%	2/1/2029	A	1,000	1,011,450
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB	570	501,218
Total					22,067,429

General Obligation 24.34%
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C (AMBAC)	7.75%	7/1/2027	AA	1,000	1,322,900
Gateway PA Sch Dist Allegheny (FSA)~(b)	5.00%	7/15/2027	Aaa	11,380	11,730,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Luzerne Cnty PA Ser B (FSA)	5.00%	12/15/2027	AAA	$2,000	$2,033,100
Montgomery Cnty PA	5.00%	9/15/2022	Aaa	625	640,537
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	1,690	1,413,922
Philadelphia PA Ser A	5.25%	12/15/2027	AAA	2,500	2,616,650
Puerto Rico Comwlth Unrefunded Bal Ser A	5.375%	7/1/2028	BBB-	1,825	1,832,245
Somerset PA Area Sch Dist Ser C (FSA)	4.25%	3/15/2027	Aaa	1,000	952,740
Total					22,542,257

Healthcare 12.46%
Allegheny Cnty PA Hosp Dev Auth Rev OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa2	500	430,775
Allegheny Cnty PA Hosp Dev Auth Rev West PA Hlth Sys Ser A	5.00%	11/15/2028	BB	1,000	830,890
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2018	AA-	1,000	1,032,120
Allegheny Cnty PA Hosp Dev Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,500	1,502,190
Bucks Cnty PA Indl Dev Auth Rev Lutheran Cmnty Telford Ctr	5.75%	1/1/2037	NR	1,000	865,200
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (ACA)	5.375%	12/1/2018	BBB-	1,000	967,070
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	6.25%	7/1/2026	NR	1,000	989,360
Lehigh Cnty PA Lehigh Vly Hlth Network Ser A (FSA)	5.00%	7/1/2025	AAA	1,000	1,020,500
Monroe Cnty PA Hosp Auth Rev Hosp Pocono Med Ctr	5.125%	1/1/2037	BBB+	1,000	906,440
Northampton Cnty PA Gen Purp St. Luke’s Hosp Pj Ser A	5.25%	8/15/2023	BBB+	1,250	1,225,662
Philadelphia PA Hosps & Higher Ed Facs Auth Hosp Rev Ref Temple Univ Hlth Sys A	5.50%	7/1/2030	BBB	1,000	917,690
Puerto Rico Indl Tourist Ed & Mutuo Oblig Grp Ser A (MBIA)	6.25%	7/1/2024	AA	850	852,066
Total					11,539,963

Housing 5.01%
Allegheny Cnty PA Resdl Fin Auth Mtg Rev Sing Fam Mtg Ser VV AMT (GNMA/FNMA)	4.95%	11/1/2037	Aaa	990	923,343
PA Hsg Fin Agy Sing Fam Mtg Ser 93 A AMT	4.85%	10/1/2021	AA+	3,000	2,828,970
PA Hsg Fin Agy Sing Fam Mtg Ser 98 A AMT	4.85%	10/1/2031	AA+	1,000	888,780
Total					4,641,093

Industrial 3.33%
Allegheny Cnty PA Indl Dev Auth Rev Envr Impt USX Pj	6.10%	7/15/2020	BBB+	1,000	1,011,930
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	650	598,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Industrial (continued)
York Cnty PA Indl Dev Auth Pollutn Ctrl Rev Svc Elec & Gas Ser A (MBIA)	6.45%	10/1/2019	AA	$1,475	$1,477,935
Total					3,088,411

Lease 2.47%
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	750	741,390
York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	AA	1,475	1,550,033
Total					2,291,423

Miscellaneous 0.11%
Washington Cnty PA Auth Rev Cap Fdg Rev Pj & Equip Pg (AMBAC)	6.15%	12/1/2029	AA	105	105,569

Pre-Refunded 23.04%
Allegheny Cnty PA Port Auth Spl Rev Transn (MBIA)	6.125%	3/1/2029	AAA	500	517,990
Allegheny Cnty PA Redev Auth Tax Inc Rev Wtrfrnt Pj Ser A	6.30%	12/15/2018	A-	1,000	1,087,910
Bucks Cnty PA Wtr & Swr Auth Neshaminy Interceptor Swr Sys (AMBAC)	5.50%	6/1/2017	Aa3	465	480,815
Bucks Cnty PA Wtr & Swr Auth Rev Ser A (AMBAC)	5.00%	6/1/2024	Aa3	1,000	1,063,760
Montgomery Cnty PA Higher Ed & Hlth Auth Rev Hlth Sys Catholic Hlth East C	5.375%	11/15/2034	A1	1,000	1,097,160
PA Conv Ctr Auth Rev Ser A ETM (FGIC)	6.70%	9/1/2016	AAA	855	954,992
PA St Higher Edl Facs Auth Rev Drexel Univ	6.00%	5/1/2029	A+	800	826,320
Philadelphia PA Auth For Indl Dev Lease Rev Ser B (FSA)	5.125%	10/1/2026	AAA	1,000	1,072,980
Philadelphia PA Gas Wks Rev 12th Ser B ETM (MBIA)	7.00%	5/15/2020	Aaa	1,935	2,280,049
Philadelphia PA Sch Dist (FGIC)	5.25%	6/1/2034	A+	3,000	3,269,700
Philadelphia PA Sch Dist Ser A (FSA)	5.75%	2/1/2019	AAA	450	480,006
Philadelphia PA Sch Dist Ser A (FSA)	5.75%	2/1/2020	AAA	250	266,670
Philadelphia PA Sch Dist Ser A (FSA)	5.75%	2/1/2021	AAA	500	533,340
Philadelphia PA Sch Dist Ser B (FGIC)	5.625%	8/1/2022	Aa3	1,000	1,084,030
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	1,500	1,618,995
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-	1,000	1,080,940
Quaker Vly PA Sch Dist (FSA)	5.50%	4/1/2025	Aaa	800	882,560
St Pub Sch Bldg Auth PA Northhampton Area Cmnty College (AMBAC)	5.75%	3/1/2020	AA	1,775	1,888,600
St Pub Sch Bldg Auth PA Rev Del Cnty Cmnty College Pj (MBIA)	5.50%	10/1/2020	AA	800	848,792
Total					21,335,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

PENNSYLVANIA TAX FREE TRUST  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Sales Tax 0.78%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	$750	$719,475

Transportation 3.32%
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser A (FSA)	5.20%	1/1/2027	AAA	1,000	1,024,020
Delaware River Port Auth PA & NJ Rev (FSA)	6.00%	1/1/2019	AAA	1,000	1,039,060
PA Tpk Commn Oil Franchise Tax Rev Rmk 2003 PA Tpk Ser C (MBIA)	5.00%	12/1/2029	AAA	1,000	1,009,660
Total					3,072,740

Water/Sewer 5.03%
Allegheny Cnty PA San Auth Swr Rev (FGIC)	5.00%	12/1/2037	A	1,000	968,530
Delaware Cnty PA Indl Dev Auth Wtr Facs Aqua PA Inc Pj Ser A AMT (FGIC)	5.00%	11/1/2036	AA-	1,000	898,730
Luzerne Cnty PA Indl Dev Auth PA American Wtr Co Ser A AMT (AMBAC)	5.10%	9/1/2034	AA	1,000	958,150
North Huntingdon Twp PA GTD (AMBAC)	5.25%	4/1/2019	AA	760	786,213
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	6.00%	7/1/2038	BBB-	1,000	1,045,870
Total					4,657,493

Total Municipal Bonds (cost $96,659,082)					96,061,462

				Shares
				(000)
SHORT-TERM INVESTMENT 1.18%

Money Market Mutual Fund
Dreyfus PA Municipal Money Market Fund (cost $1,090,742)				1,091	1,090,742
Total Investments in Securities 104.90% (cost $97,749,824)					97,152,204
Liabilities in Excess of Cash and Other Liabilities (d) (4.90%)					(4,539,404)
Net Assets 100.00%					$92,612,800

Open Futures Contracts at June 30, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2008	33	Short	$(3,814,594)	$(40,905)

See Notes to Schedule of Investments.

ACA	American Capital Access Holding Ltd.
AG	Assured Guaranty.
AMBAC	AMBAC Assurance Corporation.
AMT	Income from this security may be subject to Alternative Minimum Tax.
CIFG	CIFG Guaranty.
COP	Certificates of Participation.
FGIC	Financial Guaranty Insurance Company.
FNMA	Federal National Mortgage Association.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
IBC	Insurance Bond Certificate.
MBIA	Municipal Bond Investors Assurance.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSFG	Permanent School Fund Guaranty.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Assurance, Inc.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors.  Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable Rate Security. The interest rate represents the rate at June 30, 2008.
~	Fair Valued Security (See Note 2(a)).
(a)	This investment has been rated by Fitch IBCA.
(b)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.

(c)	Security purchased on a when-issued basis (See Note 2(d)).
(d)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on financial futures contracts.
(e)	Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on September 11, 1991 and was reorganized as a Delaware statutory trust on July 22, 2002.

The Trust consists of the following four portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Intermediate Tax-Free Fund (“Intermediate”)
Georgia Series (“Georgia”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Pennsylvania Series (“Pennsylvania”)

Each Fund is non-diversified as defined under the Act, except for Intermediate.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk. Each Fund (except for Intermediate and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from Federal income tax.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Futures Contracts–Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of June 30, 2008, each Fund had open futures contracts.

(d)

When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)

Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date.

Notes to Schedule of Investments (unaudited)(continued)

The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At June 30, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
Intermediate	$3,985,000	1.56%-1.58%	$8,353,601
Georgia	11,270,000	1.55%-1.60%	23,011,576
High Yield	156,899,226	1.52%-3.03%	294,271,023
Pennsylvania	5,690,000	1.61%	11,730,163

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset value per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

3.  FEDERAL TAX INFORMATION

As of  June 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Loss
Intermediate	$207,359,658	$347,517	$(2,665,763)	$(2,318,246)
Georgia	129,409,252	1,985,576	(4,477,866)	(2,492,290)
High Yield	1,360,063,412	1,417,705	(162,479,085)	(161,061,380)
Pennsylvania	92,090,583	2,351,654	(2,980,033)	(628,379)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to tax treatment of accretion, tender option bond trusts and other temporary adjustments.

4.  INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for longer-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, liquidity risk, management risk, sector risk, reclassification risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield invests a significant portion of its assets in such bonds. All other Funds may invest up to 20% in such bonds.  Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund.  Junk bonds are considered predominantly speculative by traditional investment standards.

Notes to Schedule of Investments (unaudited)(concluded)

In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each Fund (except Intermediate) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than Intermediate and High Yield, focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as Intermediate and High Yield. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except for High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). High Yield, may invest up to 100% of its net assets in AMT paper.  The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield, which may invest up to 100% in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund.  They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date.  During this period such securities are subject to market fluctuations.

5. REORGANIZATIONS

On December 14, 2007, the National Tax-Free Income Fund (the “National Fund”) of Lord Abbett Municipal Income Fund acquired the net assets of each of the funds listed below (the “Acquired Funds”), pursuant to a plan of reorganization approved by each Acquired Fund’s shareholders on December 7, 2007. The acquisition was accomplished by a tax-free exchange of 25,012,928 shares (valued at $272,039,008) of the National Fund and 48,464,294 shares of the Acquired Funds outstanding on December 14, 2007. The Acquired Funds’ net assets at the date of the acquisition, including $9,715,561 of unrealized appreciation, $71,879 of undistributed (distributions in excess of) net investment income, and $6,124,743 of accumulated net realized losses, were combined with those of the National Fund. Total shares issued by the National Fund and total net assets of the Acquired Funds, including appreciation, undistributed (distributions in excess of) net investment income, and accumulated net realized losses were as follows:

Acquired Fund	Shares Issued by the National Fund	Shares Exchanged	Net Unrealized Appreciation	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss	Total Net Assets of the Acquired Funds
Florida Tax-Free Trust	5,146,181	12,217,989	$2,215,977	$5,294	$1,222,409	$55,980,192
Michigan Tax-Free Trust	5,868,887	12,391,978	2,543,473	36,665	705,755	63,826,490
Minnesota Tax-Free Income Fund	4,248,857	9,290,026	96,548	4,182	1,171,794	46,208,019
Texas Tax-Free Income Fund	6,254,984	6,985,424	2,955,039	(9,352)	1,519,516	68,025,455
Washington Tax-Free Income Fund	3,494,019	7,578,877	1,904,524	35,090	1,505,269	37,998,852

The total net assets of the National Fund immediately before the transfer were $631,591,891. Total net assets of the Acquired Funds immediately before the transfer were $272,039,008. Total net assets of the National Fund immediately after the transfer were $903,630,899.

Item 2:       Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:       Exhibits.

(i)     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2008